Summary of significant accounting and reporting policies (Policies)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of compliance
Statement of compliance
The Consolidated Financial Statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and whose application is mandatory for the year ended December 31, 2017. Comparative figures are presented for December 31, 2015 and 2016.
The accounting policies are consistent with those of the same period of the previous financial year, except for the changes disclosed in Note 2.2 to the Consolidated Financial Statements.
The Consolidated Financial Statements of the Company for the years ended December 31, 2015, 2016 and 2017 have been authorized for issue in accordance with a resolution of the board of directors on March 27, 2018.

Basis of consolidation
Basis of consolidation
The Consolidated Financial Statements comprise the financial statements of Sequans Communications S.A., which is the ultimate parent of the group, and its subsidiaries at December 31, 2017:

Name	Country of incorporation	Year of incorporation	% equity interest
Sequans Communications Ltd.	United Kingdom	2005	100
Sequans Communications Inc.	United States	2008	100
Sequans Communications Ltd. Pte.	Singapore	2008	100
Sequans Communications Israel (2009) Ltd.	Israel	2010	100

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, income and expenses and profits and losses resulting from intra-group transactions are eliminated in full. The subsidiaries have been fully consolidated from their date of incorporation.

New and amended standards and interpretations and Standards issued but not yet effective
New and amended standards and interpretations
The accounting policies used in 2017 are consistent with those of the previous financial year, except for the following new and amended IFRS and IFRIC interpretations effective as of January 1, 2017:

•	Amendments to IAS 7: Disclosure Initiative
The amendments to IAS 7 require companies to provide information about changes in liabilities arising from financial activities, including changes from cash flows and non-cash changes (such as foreign exchange gains or losses).

•	Amendments to IAS12: Recognition of deferred tax assets for unrealized losses
The amendments to IAS 12 clarifies how to account for deferred tax assets related to debt instruments measured at fair value.

•	Annual improvement to IFRS (Cycle 2014 - 2016)
This improvement relate to IFRS 12 : Disclosure of Interests in Other Entities
The adoption of these new standard and interpretations had no impact on the Company's financial statements.
Standards issued but not yet effective
Standards and interpretations issued but not yet effective up to the date of issue of the Company’s Consolidated Financial Statements are listed below. The Company intends to adopt these standards when they become effective:

•	IFRS 9 - Financial Instruments: Classification and Measurement
In July 2014, the IASB issued IFRS 9 (Financial Instruments). Effective January 1, 2018, IFRS 9 will replace the currently applicable standards on the presentation, recognition and measurement of financial instruments (IAS 32 and IAS 39). IFRS 9 covers three key issues: classification and measurement, impairment, and hedge accounting. It also provides a new credit risk recognition model (using the expected losses approach versus the incurred losses approach), in particular regarding accounts receivable. The standard is mandatorily applicable to annual reporting periods beginning on or after January 1, 2018. The Company is currently assessing the impacts of IFRS 9.

•	IFRS 15 - Revenue from contracts with customers
IFRS 15 was issued in May 2014 and establishes a new five-step model that will apply to revenue arising from contracts with customers. Under IFRS 15 revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The principles in IFRS 15 provide a more structured approach to measuring and recognizing revenue. The new revenue standard is applicable to all entities and will supersede all current revenue recognition requirements under IFRS. Either a full or modified retrospective application is required for annual periods beginning on or after January 1, 2018 with early adoption permitted. The Company is currently assessing the impacts of IFRS 15 and intends to apply the modified retrospective application method.

•	IFRS 16 - Leases
In January 2016, the IASB issued IFRS 16 (Leases), which aligns the accounting treatment of operating leases of lessees with that already applied to finance leases (i.e. recognition in the balance sheet of a liability for future lease payments, and of an asset for the Sequans Communications S.A. associated rights of use). Application of IFRS 16 will also require a change in the presentation of lease expenses both in the income statement (i.e. depreciation and interest expense) and in the statement of cash flows (the amount allocated to repayment of the liability will be reported as a cash outflow from financing activities, while the amount allocated to the asset will be reported as a cash outflow from investing activities). IFRS 16 is applicable to annual reporting periods beginning on or after January 1, 2019. The Company is currently assessing the impacts of IFRS 16.

•	Amendments to IFRS2: Classification and measurement of share-based payment transactions
The amendments clarify how to account for certain types of share-based payment transactions. The amendments provide requirements on the accounting for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, share-based transactions with a net settlement feature for withholding tax obligations, and a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity settled. These amendments will be effective for annual periods commencing on or after January 1, 2018. The Company is currently assessing the impact of these amendments.

•	Annual Improvements to IFRS (2014-2016)
They include improvements to IAS 28 : Investments in associates and joint ventures, which will be effective from annual periods commencing on or after January 1, 2018 and are not expected to have a significant impact on the Company’s financial statements.

•	IFRIC 22 Foreign Currency Transactions and Advance Considerations
IFRIC Interpretation 22 addresses the exchange rate to use in transactions that involve advance considerations paid or received in a foreign currency. The interpretation will be effective from annual periods commencing on or after January 1, 2018. The Company is currently assessing the impact of this interpretation.

•	IFRIC 23 Uncertainty over Income Tax Treatments
This Interpretation clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. The interpretation will be effective from annual periods commencing on or after January 1, 2019. The Company is currently assessing the impact of this interpretation.

Functional currencies and translation of financial statements denominated in currencies other than the U.S. dollar
Functional currencies and translation of financial statements denominated in currencies other than the U.S. dollar
The Consolidated Financial Statements are presented in U.S. dollars, which is also the functional currency of Sequans Communications S.A. The Company uses the U.S. dollar as its functional currency due to the high percentage of revenues, cost of revenue, capital expenditures and operating costs, other than those related to headcount and overhead, which are denominated in U.S. dollars. Each subsidiary determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.
As at the reporting date, the assets and liabilities of each subsidiary are translated into the presentation currency of the Company (the U.S. dollar) at the rate of exchange in effect at the Statement of Financial Position date and their Statement of Operations are translated at the weighted average exchange rate for the reporting period. The exchange differences arising on the translation are taken directly to a separate component of equity (“Cumulative translation adjustments”).

Foreign currency transactions
Foreign currency transactions
Foreign currency transactions are initially recognized by Sequans Communications S.A. and each of its subsidiaries at their respective functional currency rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange in effect at the reporting date. All differences are taken to the Consolidated Statement of Operations within financial income or expense. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the initial transactions.

Earnings (loss) per share
Earnings (loss) per share
Basic earnings (loss) per share amounts are computed using the weighted average number of shares outstanding during each period.
Diluted earnings per share include the effects of dilutive options and warrants as if they had been exercised.

Revenue recognition
Revenue recognition
The Company’s total revenue consists of product revenue and other revenue.
Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured and when the costs incurred or to be incurred in respect of the transaction can be measured reliably. Revenue is measured at the fair value of the consideration received, excluding sales taxes or duty. The following specific recognition criteria must also be met before revenue is recognized:
Product revenue
Substantially all of the Company’s product revenue is derived from the sale of semiconductor solutions for 4G wireless broadband applications.
Revenue from the sale of products is recognized when the significant risks and rewards of ownership of the goods have passed to the buyer, whether direct end customer, end customer's manufacturing partner or distributor, and when no continuing managerial involvement to the degree usually associated with ownership nor effective control over the sale of products is retained, which usually occurs on shipment of the goods. Products are not sold with a right of return but are covered by warranty. Although the products sold have embedded software, the Company believes that software is incidental to the products it sells.
Other revenue
Other revenue consists of the sale of licenses to use the Company’s technology solutions and fees for the associated annual software maintenance and support services, as well as the sale of technical support and development services. Development services include advanced technology development services for technology partners and product development and integration services for customers, and wireless operators.
Revenue from the sale of licenses is recognized when (i) there is a legally binding arrangement with the customer, (ii) the software has been delivered (assuming no other significant obligations exist), (iii) collection of the resulting receivable is probable and (iv) the amount of fees is fixed or determinable. If any of these criteria are not met, revenue recognition is deferred until such time as all of the criteria are met. If the contract for a licensing agreement includes a clause allowing for free updates if and when available and if fair value for this post-contract customer support cannot be determined at the time the contract is signed, the revenue is recognized over the life of the contract.
Revenue from the sale of software maintenance and support services is recognized over the period of the maintenance (generally one year). When the first year of maintenance is included in the software license price, an amount equal to the negotiated rate for one year of maintenance is deducted from the value of the license and recognized as revenue over the period of maintenance as described above. The difference between license and maintenance services invoiced and the amount recognized in revenue is recorded as deferred revenue.
Revenue from technical support and development services is generally recognized using the percentage-of-completion method when the outcome of the contract can be estimated reliably. This occurs when total contract revenue and costs can be estimated reliably and it is probable that the economic benefits associated with the contract will flow to the Company and the stage of contract completion can be measured. In certain circumstances, when no incremental costs exist, revenue is recognized based on the achievement of contract milestones. The costs associated with these arrangements are recognized as incurred. Revenue from development contracts where no related incremental costs were identified amounted to $1,321,000 for the year ended December 31, 2017 ($3,684,000 in 2016 and $2,636,000 in 2015).
In the case of multiple arrangements, the Company evaluates each component to determine whether they represent separate units of accounting, each with its own separate earnings process, and its relative fair value.
Revenue recognition
The Company’s policy for revenue recognition, in instances where multiple deliverables are sold contemporaneously to the same counterparty, is in accordance with paragraph 13 of IAS 18 Revenue. When the Company enters into contracts for the sale of products, licenses, maintenance and support services and development services, the Company evaluates all deliverables in the arrangement to determine whether they represent separate units of accounting, each with its own separate earnings process, and its relative fair value. When the Company enters into contracts for development services for which revenues are recognized as the project advances, the Company evaluates the percentage of completion of the project. Such determinations (identification of deliverables, fair value evaluation of each component and percentage of completion evaluation for development contracts) require judgment and are based on an analysis of the facts and circumstances surrounding the transactions.

Cost of revenue
Cost of revenue
Cost of product revenue includes all direct and indirect costs incurred with the sale of products, including shipping and handling. Cost of other revenue includes incremental costs incurred to support the obligations covered by development services contracts (mainly employees and subcontractors costs). Research and development costs associated with product development (including normal customer support which generates product improvement) are recorded in research and development expenses.

Research and development costs
Research and development costs
Research costs are expensed as incurred. Development costs are recognized as an intangible asset if the Company can demonstrate:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale;

•	its intention to complete the asset and use or sell it;

•	its ability to use or sell the asset;

•	how the asset will generate future economic benefits;

•	the availability of adequate resources to complete the development and to use or sell the asset; and

•	the ability to measure reliably the expenditure during development.
The asset is tested for impairment annually.
Prior to January 1, 2015, all research and development costs were charged directly to expense in the Statement of Operations. Beginning in the year ended December 31, 2015, some development costs met the criteria for capitalization and have been recorded as intangible assets. (See Note 8 to the Consolidated Financial Statements). Beginning in 2015, certain development costs incurred at the end of the product development cycle when the criteria for capitalization are met, became material as the Company began making its product available on more operator networks which require significant testing and qualification work in order to finalize the product for sale on that network. Beginning in 2017, the Company capitalized costs related to the development of the chipsets for LTE Category M, the Monarch and Monarch 2.
Research and development costs associated with product development (including normal customer support which generates product improvements) are recorded in operating expense. In some cases, the Company has negotiated agreements with customers and partners whereby the Company provides certain development services beyond its normal practices or planned product roadmap. Amounts received from these agreements are recorded in other revenue. Incremental costs incurred by the Company as a result of the commitments in the agreements are recorded in cost of other revenue. Other research and development costs related to the projects covered by the agreements, but which would have been incurred by the Company without the existence of such agreements are recorded in research and development expense.

Government grants, loans and research tax credits
Government grants, loans and research tax credits
The Company operates in certain jurisdictions which offer government grants or other incentives based on the qualifying research expense incurred or to be incurred in that jurisdiction. These incentives are recognized as the qualifying research expense is incurred if there is reasonable assurance that all related conditions will be complied with and the grant will be received. When the grant relates to an expense item, it is recognized as a reduction of the related expense over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Any cash received in advance of the expenses being incurred is recorded as a liability.
Some long-term research projects are also financed through low-interest forgivable loans. The present value of forgivable loans is calculated based on expected future payments discounted using interest rate applied for standard loans with the same maturity. The difference between present value and amount received is accounted for as a grant.
Where loans or similar assistance provided by governments or related institutions are interest-free, the present value is calculated based on expected future payments discounted using interest rate applied for standard loans with same maturity. The difference between present value and amount received is accounted for as a grant.
The Company also benefits from research incentives in the form of tax credits which are detailed in Note 4.4 to the Consolidated Financial Statements. When the incentive is available only as a reduction of taxes owed, such incentive is accounted for as a reduction of tax expense; otherwise, it is accounted for as a government grant with the benefit recorded as a reduction of research and development costs, whether capitalized or expensed.

Financial income and expense
Financial income and expense
Financial income and expense include:

•
interest expense related to financial debt (financial debt consists of finance-lease liabilities, accounts receivable financing, the debt component of convertible debt and government loans, and a supplier payable with extended payment terms);

•	other expenses paid to financial institutions for financing operations;

•	foreign exchange gains and losses

•	changes in fair value of financial assets and liabilities

•	impact of convertible debt amendments.
The Company reflects foreign exchange gains and losses related to hedges (through derivatives) of euro-based operating expenses in operating expenses.

Current income tax
Current income tax
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Deferred income tax
Deferred income tax
Deferred income tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred income tax liabilities are recognized for all taxable temporary differences, except with respect to taxable temporary differences associated with investments in subsidiaries where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred income tax assets are recognized for all deductible temporary differences, carry forwards of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forwards of unused tax credits and unused tax losses can be utilized.
Deferred tax is computed based on the temporary difference that exists between the tax and accounting basis for non-monetary items.
The carrying amount of deferred income tax assets is reviewed at the reporting date and adjusted to the extent that it is probable that sufficient future taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the statement of financial position date.
Deferred income tax relating to items recognized directly in equity is recognized in equity.
Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right of offset exists.

Value added tax
Value added tax
Revenue, expenses and assets are recognized net of the amount of value added tax except:

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where the value added tax incurred on a purchase of assets or services is not recoverable from the tax authorities, in which case the value added tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and

•	receivables and payables that are stated with the amount of value added tax included.
Value added tax recoverable consists of value added tax paid by the Company to vendors and suppliers located in the European Union and recoverable from the tax authorities. Value added tax recoverable is collected on a quarterly basis.

Inventories
Inventories
Inventories consist primarily of the cost of semiconductors, including wafer fabrication, assembly, testing and packaging; components; and modules purchased from subcontractors. Inventories are valued at the lower of cost (determined using the weighted average cost method) or net realizable value (estimated market value less estimated cost of completion and the estimated costs necessary to make the sale).
The Company writes down the carrying value of its inventories for estimated amounts related to the lower of cost or net realizable value, obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated net realizable value. The estimated net realizable value of the inventory is based on historical usage and assumptions about future demand, future product purchase commitments, estimated manufacturing yield levels and market conditions on a product-by-product basis. When the circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances, the amount of the write-down is reversed (i.e. the reversal is limited to the amount of the original write-down) so that the new carrying amount is the lower of the cost and the revised net realizable value.
Inventories
As disclosed in Note 2.3 to the Consolidated Financial Statements, the Company writes down the carrying value of its inventory to the lower of cost or net realizable value. The estimated net realizable value of the inventory is based on historical usage and assumptions about future demand, future product purchase commitments, estimated manufacturing yield levels and market conditions on a product-by-product basis. Actual demand may differ from the forecast established by the Company, which may materially impact recorded inventory values and cost of revenue.

Financial assets
Financial assets
Receivables
Receivables are initially recognized at fair value, which in most cases approximates the nominal value as the Company does not grant payment terms beyond normal business conditions. If there is any subsequent indication that those assets may be impaired, they are reviewed for impairment. Any difference between the carrying value and the impaired value (present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the receivable’s original effective interest rate) is recorded in operating income (loss). If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the previously recognized impairment loss is reversed. In that case, the reversal of the impairment loss is reported in operating income (loss).
Short-term investments
Short-term investments are financial instruments with an initial maturity of greater than 90 days, but less than one year, and are reported as current financial assets.
Deposits
Deposits are reported as non-current financial assets (loans and receivables) when their initial maturity is more than twelve months.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents in the Consolidated Statements of Financial Position includes cash at banks, term deposits and money market funds, which correspond to highly liquid investments readily convertible to known amounts of cash and subject to an insignificant risk of change in value.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is stated at cost less accumulated depreciation and any accumulated impairment loss. Depreciation is computed using the straight-line method over the estimated useful lives of each component. The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years

Impairment tests are performed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If any indication exists, the Company estimates the asset’s recoverable amount, which is the higher of the fair value less cost to sell and the value in use. Where the carrying amount exceeds that recoverable amount, the asset is considered impaired and it is written down to its recoverable amount.
Depreciation expense is recorded in cost of revenue or operating expenses, based on the function of the underlying assets.

Intangible assets
Intangible assets
Intangible assets, primarily purchased licenses for development or production technology and tools, as well as standard-related patent licenses and development costs meeting the criteria for capitalization, are stated at cost less accumulated amortization and any accumulated impairment loss. Amortization is computed using the straight-line method over the estimated useful life of each component. Acquired licenses are amortized over their contractual life or five years in the case of perpetual licenses. Capitalized development costs are generally amortized over periods ranging from 3 to 5 years, representing the expected life of the related technology.
Useful lives are reviewed on a regular basis and changes in estimates, when relevant, are accounted for on a prospective basis. The amortization expense is recorded in cost of revenue or operating expenses, based on the function of the underlying assets.
Impairment tests are performed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If any indication exists, the Company estimates the asset’s recoverable amount, which is the higher of the fair value less cost to sell and the value in use. Where the carrying amount exceeds that recoverable amount, the asset is considered impaired and it is written down to its recoverable amount.

Leases
Leases
Finance leases, which transfer to the Company substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between the interest expense and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability.
Leased assets are depreciated over the shorter of the estimated useful life of the asset and the lease term, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term.
Operating lease payments are recognized as an expense in the Statement of Operations on a straight line basis over the lease term.

Costs of Public Offerings	Costs of Public Offerings Incremental costs directly attributable to the equity transaction are recorded as a deduction from equity.
Provisions
Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in operating income (loss) net of any reimbursement.
Provisions include the provision for pensions and post-employment benefits. Pension funds in favor of employees are maintained in France, the United Kingdom, Singapore, the United States and Israel, and they comply with the respective legislation in each country and are financially independent of the Company. The pension funds are generally financed by employer and employee contributions and are accounted for as defined contribution plans with the employer contributions recognized as expense as incurred. There are no actuarial liabilities in connection with these plans.
French law also requires payment of a lump sum retirement indemnity to employees based on years of service and annual compensation at retirement. Benefits do not vest prior to retirement. This defined benefit plan is self-funded by the Company. It is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final obligation. Following the application of IAS 19 revised, actuarial gains and losses are recognized in equity. The actualization rate is based on iBoxx Corporates AA.

Share-based payment transactions
Share-based payment transactions
Employees (including senior executives and members of the board of directors) and certain service providers of the Company receive remuneration in the form of share-based payment transactions, whereby they render services as consideration for equity instruments (“equity-settled transactions”).
The cost of equity-settled transactions is measured by reference to the fair value at the date on which they are granted. The exercise price is based on closing market price on the date of grant.
The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the beneficiary becomes fully entitled to the award (the “vesting date”). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. The Statement of Operations charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Share-based compensation
As disclosed in Note 13 to the Consolidated Financial Statements, the Company has various share-based compensation plans for employees and non-employees that may be affected, as to the expense recorded in the Consolidated Statements of Operations, by changes in valuation assumptions. Fair value of stock options is estimated by using the binomial model on the date of grant based on certain assumptions, including, among others expected volatility, the expected option term, the risk-free interest rate and the expected dividend payout rate. The fair value of the Company’s shares underlying stock option grants equals to the closing price on the New York Stock Exchange on the date of grant.

Financial liabilities
Financial liabilities
Convertible debt
As described in Note 14.1 to the Consolidated Financial Statements, the Company issued debt with an option to convert into shares of the Company. This option component has been accounted for as an embedded derivative and recorded as a financial liability:

•
On the date of issue, the fair value of the embedded derivative is estimated based on a Black-Scholes valuation model. The debt component equals the present value of future contractual cash flows for a similar instrument with the same conditions (maturity, cash flows) excluding any option or any obligation for conversion or redemption in shares.

•
Subsequently, the debt component is accounted for based on amortized cost, using the effective interest rate calculated at the date of issue and the embedded derivative is accounted as a financial liability, with changes in fair value recognized in the statement of operations until the date when the conversion rate is fixed. At this date, the fair value of the derivative - if not exercised - is reclassified in equity.

Costs incurred related to the convertible debt are deducted from the liability component and from the embedded derivative, proportionally. The part related to the embedded derivative has been recognized in the Consolidated Statements of Operations in “Other financial expenses”.
On October 30, 2017, the convertibles notes were amended to extend the term of the notes and reduce the conversion rate for one convertible debt agreement (see Note 14.1). The change in fair value of the conversion options before and after the amendment has been recorded in Other Capital Reserves in shareholders’ equity. The debt components on October 30, 2017 have been re-measured based on the extended term of the notes using the effective interest rate calculated at the date of issue of each convertible note. The impact of the term extension and reduction of the conversion rate has been recorded in the Consolidated Statements of Operations in "Convertible debt amendments".
Short-term debt secured by accounts receivables
As described in Note 14.3 to the Consolidated Financial Statements, the Company has a factoring agreement with a French financial institution. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. Consequently, the Company retains all receivables on its Consolidated Statements of Financial Position until they are paid and any amounts drawn on the line of credit are reflects in short-term debt. The Company pays a commission on the face value of the accounts receivable submitted, which is recorded in General and Administration expense, and pays interest on any draw-down of the resulting line of credit.

Derivative financial instruments and hedge accounting
Derivative financial instruments and hedge accounting
The Company uses financial instruments, including derivatives such as foreign currency forward and options contracts, to reduce the foreign exchange risk on cash flows from firm and highly probable commitments denominated in euros. The effective portion of the gain or loss on the hedging instrument is recognized directly as other comprehensive income (loss) in the cash flow hedge reserve, while any ineffective portion is immediately accounted for in financial results in the Consolidated Statement of Operations. Amounts recognized as other comprehensive income (loss) are transferred to the Consolidated Statement of Operations when the hedged transaction affects profit or loss. If the forecasted transaction is no longer expected to occur, the cumulative gain or loss previously recognized in equity is transferred to the Consolidated Statement of Operations.
All derivative financial instruments are recorded at fair value. Changes in fair value are recorded in current earnings or other comprehensive income (loss), depending on whether the derivative is designated as a hedge, its effectiveness as a hedge, and the type of hedge transaction. Any change in the fair value of the derivatives deemed ineffective as a hedge is immediately recognized in earnings.

Commitments
Commitments
Commitments comprise primarily future operating lease payments and purchase commitments with its third-party manufacturers for future deliveries of equipment and components, which are described in Note 20 to the Consolidated Financial Statements.

Significant accounting judgments, estimates and assumptions
In the process of applying the Company’s accounting policies, management must make judgments and estimates involving assumptions. These judgments and estimates can have a significant effect on the amounts recognized in the financial statements and the Company reviews them on an ongoing basis taking into consideration past experience and other relevant factors. The evolution of the judgments and assumptions underlying estimates could cause a material adjustment to the carrying amounts of assets and liabilities as recognized in the financial statements. The most significant management judgments and assumptions in the preparation of these financial statements are:
Revenue recognition
The Company’s policy for revenue recognition, in instances where multiple deliverables are sold contemporaneously to the same counterparty, is in accordance with paragraph 13 of IAS 18 Revenue. When the Company enters into contracts for the sale of products, licenses, maintenance and support services and development services, the Company evaluates all deliverables in the arrangement to determine whether they represent separate units of accounting, each with its own separate earnings process, and its relative fair value. When the Company enters into contracts for development services for which revenues are recognized as the project advances, the Company evaluates the percentage of completion of the project. Such determinations (identification of deliverables, fair value evaluation of each component and percentage of completion evaluation for development contracts) require judgment and are based on an analysis of the facts and circumstances surrounding the transactions.
Inventories
As disclosed in Note 2.3 to the Consolidated Financial Statements, the Company writes down the carrying value of its inventory to the lower of cost or net realizable value. The estimated net realizable value of the inventory is based on historical usage and assumptions about future demand, future product purchase commitments, estimated manufacturing yield levels and market conditions on a product-by-product basis. Actual demand may differ from the forecast established by the Company, which may materially impact recorded inventory values and cost of revenue.
Share-based compensation
As disclosed in Note 13 to the Consolidated Financial Statements, the Company has various share-based compensation plans for employees and non-employees that may be affected, as to the expense recorded in the Consolidated Statements of Operations, by changes in valuation assumptions. Fair value of stock options is estimated by using the binomial model on the date of grant based on certain assumptions, including, among others expected volatility, the expected option term, the risk-free interest rate and the expected dividend payout rate. The fair value of the Company’s shares underlying stock option grants equals to the closing price on the New York Stock Exchange on the date of grant.
Fair value of financial instruments
Fair value corresponds to the quoted price for listed financial assets and liabilities. Where no active market exists, the Company establishes fair value by using a valuation technique determined to be the most appropriate in the circumstances, for example:

•	available-for-sale assets: comparable transactions, multiples for comparable transactions, discounted present value of future cash flows;

•	loans and receivables, financial assets at fair value through profit and loss: net book value is deemed to be approximately equivalent to fair value because of their relatively short holding period;

•
trade payables: book value generally is deemed to be equivalent to fair value because of their relatively short holding period. Trade payables with extended payment terms are discounted to present value;

•
convertible debt and embedded derivative: the Company’s convertible debt has optional redemption periods/dates occurring before their contractual maturity, as described in Note 14.1 to the Company’s Consolidated Financial Statements. The holder of the convertible debt has the right to request conversion at any time from their issue. Specifically and as described in Note 14.1 to the Consolidated Financial Statements, the option component of the convertible debt has been recorded as an embedded derivative at fair value in accordance with the provisions of AG 28 of IAS 39 Financial Instruments: Recognition and Measurement. The fair value was determined using a valuation model that requires judgment, including estimating the change in value of the Company at different dates and market yields applicable to the Company’s straight debt (without the conversion option). The assumptions used in calculating the value of the conversion represent the Company’s best estimates based on management’s judgment and subjective future expectations, and

•	Other derivatives: fair value based on mark-to-market value.

Fair value of financial instruments
Fair value of financial instruments
Fair value corresponds to the quoted price for listed financial assets and liabilities. Where no active market exists, the Company establishes fair value by using a valuation technique determined to be the most appropriate in the circumstances, for example:

•	available-for-sale assets: comparable transactions, multiples for comparable transactions, discounted present value of future cash flows;

•	loans and receivables, financial assets at fair value through profit and loss: net book value is deemed to be approximately equivalent to fair value because of their relatively short holding period;

•
trade payables: book value generally is deemed to be equivalent to fair value because of their relatively short holding period. Trade payables with extended payment terms are discounted to present value;

•
convertible debt and embedded derivative: the Company’s convertible debt has optional redemption periods/dates occurring before their contractual maturity, as described in Note 14.1 to the Company’s Consolidated Financial Statements. The holder of the convertible debt has the right to request conversion at any time from their issue. Specifically and as described in Note 14.1 to the Consolidated Financial Statements, the option component of the convertible debt has been recorded as an embedded derivative at fair value in accordance with the provisions of AG 28 of IAS 39 Financial Instruments: Recognition and Measurement. The fair value was determined using a valuation model that requires judgment, including estimating the change in value of the Company at different dates and market yields applicable to the Company’s straight debt (without the conversion option). The assumptions used in calculating the value of the conversion represent the Company’s best estimates based on management’s judgment and subjective future expectations, and

•	Other derivatives: fair value based on mark-to-market value.